Assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and liabilities held for sale and discontinued operations	Assets and liabilities held for sale and discontinued operations
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2025	December 31, 2024	December 31, 2023
Marine	363,097	165,583	871,876
Total assets held for sale	363,097	165,583	871,876

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2024	—	871,876	871,876	—	—

Assets transferred to assets held for sale
Cap Lara	—	14,437	14,437	—	—
Alsace	—	69,388	69,388	—	—
Ingrid	—	44,811	44,811	—	—
Hakata	—	36,899	36,899	—	—
Windcat 6	—	48	48	—	—

Assets sold from assets held for sale
Alice	—	(61,626)	(61,626)	—	—
Anne	—	(62,820)	(62,820)	—	—
Aquitaine	—	(58,657)	(58,657)	—	—
Dominica	—	(52,826)	(52,826)	—	—
Desirade	—	(56,071)	(56,071)	—	—
Alboran	—	(56,367)	(56,367)	—	—
Aral	—	(56,445)	(56,445)	—	—
Andaman	—	(56,636)	(56,636)	—	—
Hatteras	—	(59,368)	(59,368)	—	—
Delos	—	(83,611)	(83,611)	—	—
Doris	—	(84,438)	(84,438)	—	—
Derius	—	(81,458)	(81,458)	—	—
Camus	—	(92,228)	(92,228)	—	—
Oceania	—	(8,294)	(8,294)	—	—
Corporate	—	(1,031)	(1,031)	—	—

At December 31, 2024	—	165,583	165,583	—	—

At January 1, 2025	—	165,583	165,583	—	—

Assets transferred to assets held for sale
Stella	49,250	20,225	20,225	—	29,025
Sienna	35,750	12,687	12,687	—	23,063
Hirado	75,000	39,172	39,173	—	35,828
Hojo	85,000	48,864	48,864	—	36,136
Antigone	103,000	53,810	53,810	—	49,190
Daishan	47,000	18,603	18,603	—	28,397
Dia	103,000	48,409	48,409	—	54,591
Aegean	107,000	49,963	49,964	—	57,037
Belgravia	25,047	21,407	21,408	—	3,640

Golden Magnum	28,026	23,559	23,559	—	4,467
Golden Myrtalia	30,000	25,166	25,166	—	4,834
Corporate	5,000	1,232	1,232	—	3,768

Assets sold from assets held for sale
Cap Lara	—	(14,437)	(14,437)	—	—
Alsace	—	(69,388)	(69,388)	—	—
Hakata	—	(36,899)	(36,899)	—	—
Windcat 6	—	(48)	(48)	—	—

Assets reclassed from assets held for sale
Ingrid	—	(44,811)	(44,811)	—	—

At December 31, 2025	693,073	363,097	363,097	—	329,976

On October 9, 2023, the Company announced the agreement of two reference shareholders CMB NV ("CMB") and Frontline plc/Famatown Finance Ltd ("Frontline") on a transaction involving multiple interdependent agreements. Part of the agreement included the sale of 24 VLCC tankers from the Euronav fleet for a total of $2.4 billion. A total of 11 VLCC tankers have been delivered before December 31, 2023 (see Note 8). As at December 31, 2023, 13 VLCC tankers, that were part of the fleet sale to Frontline, have been booked as an asset held for sale (Alice, Anne, Aquitaine, Dominica, Desirade, Alboran, Aral, Andaman, Hatteras, Delos, Doris, Derius and Camus) for a total carrying value of $862.6 million. The last vessel (Camus) has been delivered to her new owners on March 19, 2024. The net gain on this transaction for the vessels delivered in 2024 amounted to $372.7 million, which was recorded in the first quarter of 2024.
On November 8, 2023, the Company sold the ULCC Oceania (2003 - 441,561 dwt), for $43.1 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2023, and had a carrying value of $8.3 million. The vessel was delivered to her new owner on January 15, 2024. Taking into account the sales commission, the net gain on this vessel amounted to $34.8 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2024.
CMB.TECH announced a new chapter in the evolution of the FAST platform. In a strategic move to enhance capabilities and ensure continued growth, CMB.TECH transferred the FAST platform to ZeroNorth. The sale price (included in the heading "Corporate") amounted to $2.0 million. The net gain amounted to $0.4 million. Closing of the deal and official transfer date was on April 1, 2024.

On May 21, 2024, the Company sold the VLCC Alsace (2012 - 320,350 dwt) for $96.9 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $69.4 million. The net gain on the vessel amounts to $27.5 million and was recognized upon delivery to her new owners on January 27, 2025.

On June 27, 2024, the Management Board formally decided to commit to a plan to sell VLCC vessels Hakata (2010 - 302,550 dwt) and Ingrid (2012 - 314,000 dwt). An active program to locate a buyer and complete the plan was initiated and the vessels were actively marketed for sale in line with their fair values. It was at that time expected to be completed within a year from the decision and in line with IFRS 5, the assets were qualified and classified as non-current assets held for sale for a total combined book value of $81.7 million as per December 31, 2024. It is noted that Hakata has been sold and delivered to her new owners in the third quarter of 2025 (see Note 8). With respect to VLCC Ingrid, there has been no immediate interested buyers for an extended period. Accordingly, Management has determined that it is no longer appropriate to maintain the vessel’s classification as an ‘Asset Held for Sale’ under IFRS 5. The vessel has therefore been reclassified as an ‘Owned Vessel,’ and depreciation has been recognized retroactively for the period from June 27, 2024, to December 31, 2025.

The Windcat 6 has been sold, after 18 years of service on December 18, 2024 for an amount of $275 thousand. The CTV was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $48 thousand. The sale generated a gain $227 thousand and was recognized upon delivery to the new owner on March 13, 2025.

On December 31, 2024, CMB.TECH has sold the Suezmax Cap Lara (2007, 158,826 dwt) for $33.2 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $14.4 million. The sale generated a gain of $18.8 million and was recognized upon delivery to the new owner on March 10, 2025.
The Capesize vessels Belgravia (2009 - 169,713 dwt) and Golden Magnum (2009 - 179,788 dwt) are classified as held for sale as at December 31, 2025. Memoranda of Agreement were signed on October 29, 2025 and December 9, 2025, respectively. Their carrying value amounts to $21.4 million and $23.6 million and a net gain of $3.6 million and $4.5 million respectively was recognized upon delivery to the new owners in January 2026.

On November 24, 2025, the Supervisory Board approved a coordinated divestment plan covering certain tanker and dry bulk vessels. In line with this plan and the active sale processes initiated prior to year-end, the following vessels are classified as non-current assets held for sale as at December 31, 2025. Six VLCC vessels, Hirado (2011), Hojo (2013), Antigone (2015), Daishan (2007), Dia (2015) and Aegean (2016), were marketed as a coordinated block-sale. Negotiations were at an advanced stage as at year-end and a Memorandum of Agreement for all six vessels was signed on January 7, 2026. The vessels were delivered during the first quarter of 2026. The vessels generated a combined net gain of $261.2 million and was recognized during the first quarter of 2026.

The Suezmax vessels Sienna (2007) and Stella (2011) were also included in the approved disposal plan. Marketing commenced in December 2025 and management expects completion within twelve months. The vessels are classified as held for sale for a total combined carrying value of $32.9 million.

The Capesize vessel Golden Myrtalia (2011 - 177,919 dwt) was approved for sale on November 24, 2025 and actively marketed before year-end. Although no agreement had been signed as at December 31, 2025, management expects completion within twelve months. The vessel is classified as held for sale with a carrying value of $25.2 million.

The amount under 'corporate' relates to the sale of the Company's share in the Tankers International (TI) Pool to International Seaways (INSW), closed on January 27, 2026.

Discontinued operations
As of December 31, 2025 and December 31, 2024, the Group had no operations that meet the criteria of a discontinued operation.